ACQUISITIONS (Details)	12 Months Ended				1 Months Ended			10 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 ILS	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2013 SweetIM Ltd. [Member] USD ($)	Jun. 30, 2013 SweetIM Ltd. [Member] USD ($)	Nov. 30, 2012 SweetIM Ltd. [Member] USD ($)	Oct. 31, 2012 SweetIM Ltd. [Member] USD ($)	Dec. 31, 2013 SweetIM Ltd. [Member] USD ($)	Dec. 31, 2012 SweetIM Ltd. [Member] USD ($)	Aug. 31, 2011 Smilebox Inc. [Member] USD ($)	Dec. 31, 2013 Smilebox Inc. [Member] USD ($)	Dec. 31, 2012 Smilebox Inc. [Member] USD ($)
Business Acquisition [Line Items]
Consideration paid with cash							$ 13,054,000				$ 24,269,000	$ 6,266,000
Working capital acquired							3,014,000
Shares issued for acquisition							1,990,000				128,538	65,720
Value of shares of common stock paid in acquisition							17,863,000				750,000	337,000
Maximum subsequent consideration due for acquisition							7,500,000				7,000,000
Payment obligation related to acquisitions							7,324,000				6,474,000
Contingent consideration for acquisition, maximum amount							7,500,000				8,000,000
Liability recorded for contingent consideration			6,078,000				5,992,000				0
Acquisition related costs incurred										1,593,000			1,069,000
Amortization of intangible assets	9,906,000		2,915,000	800,000					6,484,000	6,345,000
Issuance of shares related to acquisition			18,200,000	750,000
Payment for working capital adjustment						2,711,000
Payment to acquiree per assessment agreement									1,692,000
Payment for second installment in acquisition, less tax agreement amount witheld									5,572,000
Estimated tax liabilities arising from acquisition								3,076,000
Tax settlements	2,966,000	10,295,000			1,692,000
Dividend payable	1,500,000		13,000,000
Restricted cash								9,960,000
Dividends paid				$ 3,885,000	$ 11,500,000